Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of the Company's assets and liabilities that are measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — Money market fund	$345,027,247	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$21,390,000	$—	$—
Derivative warrant liabilities — Private placement warrants	$—	$—	$15,541,330

Schedule of the key inputs measured at fair value

	February 12, 2021	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$10.87	$10.11
Volatility	20.0%	31.3%
Term	5.0	5.0
Risk-free rate	0.50%	0.98%

Schedule of the change in the fair value of derivative liabilities

Derivative warrant liabilities at December 31, 2020	$—
Issuance of Public and Private Warrants	23,027,500
Change in fair value of derivative warrant liabilities	(6,160,830)
Derivative warrant liabilities at March 31, 2021	$16,866,670
Transfer of Public Warrants to Level 1	(9,660,000)
Change in fair value of derivative warrant liabilities	1,504,000

Derivative warrant liabilities at June 30, 2021	$8,710,670
Change in fair value of derivative warrant liabilities	6,830,660
Derivative warrant liabilities at September 30, 2021	$15,541,330